Taxation - Schedule of Significant Components of Deferred Tax Assets (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets
Current period addition	[1]		5,620
Current period reversal
Exchange rate effect
Gross deferred tax assets			5,620
Less: valuation allowance	[1]		(5,620)
Total deferred tax assets
Deferred tax liabilities	[2]	11,390	14,415
Current period addition		87,118
Current period reversal	[3]	(80)	(3,112)
Exchange rate effect		(9)	87
Deferred tax liabilities, net		$ 98,419	$ 11,390

[1]	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 for the years ended September 30, 2024
[2]	As an impact of Topic 606, the Company recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.
[3]	The reversal of deferred tax liabilities was as the receivables were billable due to the renewal of insurance of HK$624 and HK$24,313 respectively as of March 31, 2025 and September 30, 2024.